Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 2,841	€ 3,172
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	745	757	€ 780
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	842	940
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 1,255	€ 1,476